SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
14.	SEGMENT INFORMATION

We have the following reportable segments: Travel Marketplace and SAAS Platform. These reportable segments offer different products and services and are managed separately because the nature of products and services, and methods used to distribute the services are different. Our primary operating metric is Adjusted EBITDA (Earnings Before Interest, Taxes, Depreciation, and

Amortization). Assets, liabilities and expenses are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these reportable segments. Segment revenue is reported and reviewed by the CODM on a monthly basis.

Such amounts are detailed in our segment reconciliation below.

	Three Months Ended September 30, 2022
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$39,047	419	39,466
Intersegment revenue	—	—	—
Revenue	$39,047	419	39,466
Adjusted EBITDA	$3,763	(195)	3,568
Depreciation and amortization	(2,826)	(137)	(2,963)
Restructuring expense	(2,130)	—	(2,130)
Stock-based compensation	(55,236)	—	(55,236)
Operating loss	$(56,429)	(332)	(56,761)
Other expense, net			(7,526)
Loss before income taxes			(64,287)
Provision for income taxes			(321)
Net loss			(64,608)

	Three Months Ended September 30, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$22,458	412	22,870
Intersegment revenue	—	—	—
Revenue	$22,458	412	22,870
Adjusted EBITDA	$218	(264)	(46)
Depreciation and amortization	(3,113)	(139)	(3,252)
Restructuring expense	—	—	—
Stock-based compensation	(82)	—	(82)
Operating loss	$(2,977)	(403)	(3,380)
Other expense, net			(773)
Loss before income taxes			(4,153)
Provision for income taxes			(115)
Net loss			(4,268)

	Nine Months Ended September 30, 2022
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$118,805	964	119,769
Intersegment revenue	—	—	—
Revenue	$118,805	964	119,769
Adjusted EBITDA	$11,500	(1,203)	10,297
Depreciation and amortization	(8,138)	(411)	(8,549)
Restructuring expense	(2,130)	—	(2,130)
Stock-based compensation	(55,397)	—	(55,397)
Operating loss	$(54,165)	(1,614)	(55,779)
Other expense, net			(17,322)
Loss before income taxes			(73,101)
Provision for income taxes			(611)
Net loss			(73,712)

	Nine Months Ended September 30, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$59,075	846	59,921
Intersegment revenue	—	—
Revenue	$59,075	846	59,921
Adjusted EBITDA	$(2,632)	(1,287)	(3,919)
Depreciation and amortization	(9,346)	(426)	(9,772)
Restructuring expense	—	—	—
Stock-based compensation	(3,853)	—	(3,853)
Operating loss	$(15,831)	(1,713)	(17,544)
Other expense, net			(11,918)
Loss before income taxes			(29,462)
Provision for income taxes			(235)
Net loss			(29,697)

Geographic information

The following table represents revenue by geographic area, the United States, and all other countries, based on the geographic location of the Company’s subsidiaries.

	Three Months Ended September 30,
	2022	2021
United States	$35,957	$22,480
International	3,509	390
	$39,466	$22,870

	Nine Months Ended September 30, 2022
	2022	2021
United States	$112,121	$59,036
International	7,648	885
	$119,769	$59,921

As of September 30, 2022, and December 31, 2021, long-lived assets located outside of the United States were not material.

14.	SEGMENT INFORMATION

Beginning of the fourth quarter of 2020, we have the following reportable segments: Travel Marketplace and SAAS Platform. These reportable segments offer different products and services and are managed separately because the nature of products and services, and methods used to distribute the services are different. Our primary operating metric is Adjusted EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization). Assets, liabilities and expenses are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these reportable segments. Segment revenue is reported and reviewed by the CODM on a monthly basis.

Such amounts are detailed in our segment reconciliation below.

	Year ended December 31, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$92,038	$1,156	$93,194
Intersegment revenue	—	—	—
Revenue	$92,038	$1,156	$93,194
Adjusted EBITDA	$(3,745)	$(1,710)	$(5,455)
Depreciation and amortization	(12,296)	(565)	(12,861)
Stock-based compensation	(3,936)	—	(3,936)
Operating loss	$(19,977)	$(2,275)	$(22,252)
Other expense, net			(16,330)
Loss before income taxes			(38,582)
Provision for income taxes			(323)
Net loss			$(38,905)

	Year ended December 31, 2020
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$65,057	$739	$65,796
Intersegment revenue	—	—	—
Revenue	$65,057	$739	$65,796
Adjusted EBITDA	$(23,529)	$(899)	$(24,428)
Depreciation and amortization	(11,235)	(179)	(11,414)
Stock-based compensation	(15)	—	(15)
Operating loss	$(34,779)	$(1,078)	$(35,857)
Other expense, net			(19,919)
Loss before income taxes			(55,776)
Benefit from income taxes			14,042
Net loss			$(41,734)

Geographic information

The following table represents revenue by geographic area, the United States, and all other countries, based on the geographic location of the Company’s subsidiaries.

	Year ended December 31,
	2021	2020
United States	$91,432	$64,156
International	1,762	1,640
	$93,194	$65,796

As of December 31, 2021 and 2020, long-lived assets located outside of the United States were not material.